Quarterly Holdings Report
for

Fidelity® Disruptive Communications Fund

February 28, 2021

DSC-QTLY-0421
1.9897382.100

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 56.9%
Diversified Telecommunication Services - 4.0%
Cellnex Telecom SA (a)	24,449	$1,328,927
Liberty Global PLC Class A (b)	25,511	628,208
Liberty Latin America Ltd. Class C (b)	57,743	632,863
		2,589,998
Entertainment - 10.8%
Activision Blizzard, Inc.	31,248	2,987,621
Netflix, Inc. (b)	2,697	1,453,278
Roku, Inc. Class A (b)	3,740	1,479,095
Sea Ltd. ADR (b)	4,772	1,124,713
		7,044,707
Interactive Media & Services - 30.0%
Alphabet, Inc. Class A (b)	1,765	3,568,671
ANGI Homeservices, Inc. Class A (b)	63,294	945,929
Facebook, Inc. Class A (b)	12,219	3,147,859
Match Group, Inc. (b)	4,007	612,470
Snap, Inc. Class A (b)	27,219	1,787,200
Tencent Holdings Ltd.	40,322	3,507,894
Twitter, Inc. (b)	66,197	5,101,141
Z Holdings Corp.	163,030	995,345
		19,666,509
Media - 7.2%
DISH Network Corp. Class A (b)	80,131	2,524,928
Liberty Broadband Corp. Class A (b)	15,132	2,199,588
		4,724,516
Wireless Telecommunication Services - 4.9%
T-Mobile U.S., Inc.	27,027	3,242,429

TOTAL COMMUNICATION SERVICES		37,268,159

CONSUMER DISCRETIONARY - 9.2%
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	5,667	1,347,386
Amazon.com, Inc. (b)	987	3,052,722
Doordash, Inc. (c)	3,062	518,978
Rakuten, Inc.	96,457	1,084,157
		6,003,243
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Reliance Industries Ltd. sponsored GDR (a)	23,467	1,347,006
INDUSTRIALS - 4.9%
Construction & Engineering - 0.7%
Dycom Industries, Inc. (b)	5,981	458,025
Road & Rail - 4.2%
Uber Technologies, Inc. (b)	53,292	2,757,861

TOTAL INDUSTRIALS		3,215,886

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 7.7%
Arista Networks, Inc. (b)	7,804	2,183,871
F5 Networks, Inc. (b)	15,032	2,855,779
		5,039,650
IT Services - 0.8%
Akamai Technologies, Inc. (b)	5,227	493,952
Semiconductors & Semiconductor Equipment - 9.0%
Impinj, Inc. (b)	13,157	841,653
Lam Research Corp.	1,511	857,024
NVIDIA Corp.	1,849	1,014,324
NXP Semiconductors NV	6,642	1,212,497
ON Semiconductor Corp. (b)	32,558	1,311,111
Renesas Electronics Corp. (b)	59,407	651,501
		5,888,110
Software - 5.5%
Cloudflare, Inc. (b)	12,674	937,496
RingCentral, Inc. (b)	1,654	625,477
Zoom Video Communications, Inc. Class A (b)	5,552	2,074,283
		3,637,256

TOTAL INFORMATION TECHNOLOGY		15,058,968

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	9,498	2,052,803
TOTAL COMMON STOCKS
(Cost $54,748,021)		64,946,065

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.07% (d)	701,907	702,047
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	493,676	493,725
TOTAL MONEY MARKET FUNDS
(Cost $1,195,772)		1,195,772
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $55,943,793)		66,141,837
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(594,148)
NET ASSETS - 100%		$65,547,689

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,675,933 or 4.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$675
Fidelity Securities Lending Cash Central Fund	86
Total	$761

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.